Annual Total Returns - Fidelity Freedom Index 2045 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-12 - Fidelity Freedom Index 2045 Fund - Institutional Premium Class
May 28, 2022
Bar Chart Table:
Annual Return 2016	9.54%
Annual Return 2017	20.56%
Annual Return 2018	(7.16%)
Annual Return 2019	26.09%
Annual Return 2020	16.50%
Annual Return 2021	15.97%